Annual Total Returns (Vanguard S&P Mid-Cap 400 Value Index Fund - ETF Shares ETF) (Vanguard S&P Mid-Cap 400 Value Index Fund, Vanguard S&P Mid-Cap 400 Value Index Fund - ETF Shares)	12 Months Ended
Aug. 31, 2014
Vanguard S&P Mid-Cap 400 Value Index Fund | Vanguard S&P Mid-Cap 400 Value Index Fund - ETF Shares
Annual Total Return
2013	33.93%
2012	18.35%
2011	(2.65%)